Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Loss Contingencies [Line Items]
Estimated litigation liability		$ 2	$ 68		$ 11
Contingent liability related to customer accounts		15,400
Rent expense, net		144	128	$ 122
Business exit costs		$ 1	$ 1	$ 1
Thomas H. Lee Partners, LP and Affiliates | ServiceLink Holdings, LLC
Loss Contingencies [Line Items]
Litigation civil penalty paid	$ 65